Supplement to the

Fidelity® Capital Appreciation Fund (FDCAX), Fidelity Disciplined Equity Fund (FDEQX),
Fidelity Focused Stock Fund (FTQGX), Fidelity Stock Selector All Cap Fund (FDSSX),
Fidelity Stock Selector Small Cap Fund (FDSCX), and Fidelity Value Fund (FDVLX)

Fidelity Capital Appreciation Fund is a Class of shares of Fidelity Capital Appreciation Fund;
Fidelity Disciplined Equity Fund is a Class of shares of Fidelity Disciplined Equity Fund;
Fidelity Focused Stock Fund is a Class of shares of Fidelity Focused Stock Fund;
Fidelity Stock Selector All Cap Fund is a Class of shares of Fidelity Stock Selector All Cap Fund;
Fidelity Stock Selector Small Cap Fund is a Class of shares of Fidelity Stock Selector Small Cap Fund; and
Fidelity Value Fund is a Class of shares of Fidelity Value Fund

Funds of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The following information supplements the similar information found in the "Management Contracts" section for Kathy Buck beginning on page 44.

The following table provides information relating to other accounts managed by Ms. Buck as of January 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 775	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 775	none	none

* Includes Fidelity Value Fund ($768 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2011, the dollar range of shares of Fidelity Value Fund beneficially owned by Ms. Buck was over $1,000,000.

FCTB-11-02 March 4, 2011
1.803895.115

Supplement to the

Fidelity® Capital Appreciation Fund Class K (FCAKX), Fidelity Disciplined Equity Fund Class K (FDEKX),
Fidelity Stock Selector All Cap Fund (formerly Fidelity Stock Selector) Class K (FSSKX), and
Fidelity Value Fund Class K (FVLKX)

Funds of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

Effective January 3, 2011, Katherine Buck co-manages Fidelity Value Fund. The following information supplements similar information found in the "Management Contracts" section beginning on page 35.

The following table provides information relating to other accounts managed by Ms. Buck as of January 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 775	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 775	none	none

* Includes assets of Fidelity Value Fund managed by Ms. Buck ($768 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2011, the dollar range of shares of Fidelity Value Fund beneficially owned by Ms. Buck was over $1,000,000.

K-COM10B-11-02 March 4, 2011
1.881208.107